Property Plant and Equipment - Summary of Property Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment, Beginning balance	€ 66,200	€ 49,606
Acquisition of subsidiaries and businesses, net of cash acquired	999
Property plant and equipment, Ending balance	93,044	66,200
Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment, Beginning balance	102,853	77,310
Additions	38,592	26,401
Disposals	(115)	(858)
Property plant and equipment, Ending balance	142,329	102,853
Cumulative Depreciation and Impairment Charges
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment, Beginning balance	36,652	27,703
Depreciation	12,715	9,131
Disposals	(79)	(182)
Currency differences	(3)
Property plant and equipment, Ending balance	49,285	36,652
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment, Beginning balance	15,675	7,387
Property plant and equipment, Ending balance	21,143	15,675
Land and Buildings | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment, Beginning balance	22,147	13,077
Additions	7,269	8,925
Reclassifications	53	145
Property plant and equipment, Ending balance	29,469	22,147
Land and Buildings | Cumulative Depreciation and Impairment Charges
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment, Beginning balance	6,472	5,690
Depreciation	1,854	782
Property plant and equipment, Ending balance	8,326	6,472
Equipment, Tools and Installations
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment, Beginning balance	43,433	36,067
Acquisition of subsidiaries and businesses, net of cash acquired	999
Property plant and equipment, Ending balance	42,247	43,433
Equipment, Tools and Installations | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment, Beginning balance	73,613	58,080
Additions	8,700	11,322
Disposals	(105)	(858)
Reclassifications		5,069
Currency differences	(1)
Property plant and equipment, Ending balance	83,206	73,613
Equipment, Tools and Installations | Cumulative Depreciation and Impairment Charges
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment, Beginning balance	30,180	22,013
Depreciation	10,861	8,349
Disposals	(79)	(182)
Currency differences	(3)
Property plant and equipment, Ending balance	40,959	30,180
Construction in Progress and Advance Payments
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment, Beginning balance	7,091	6,153
Property plant and equipment, Ending balance	29,652	7,091
Construction in Progress and Advance Payments | Gross Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment, Beginning balance	7,091	6,153
Additions	22,623	6,154
Disposals	(10)
Reclassifications	(53)	(5,216)
Currency differences	1
Property plant and equipment, Ending balance	€ 29,652	€ 7,091